Prepayments and Other Assets	12 Months Ended
Dec. 31, 2018
Prepaid Expense And Other Assets [Abstract]
Prepayments and Other Assets
7.	Prepayments and other assets

The other assets consist of the following:

	As of
	December 31, 2017	December 31, 2018
Prepayment and other current assets
Deposit to third-party payment service providers(1)	3,334,983	24,888,833
Deferred cost for incentive payment to customer (note 12)	—	22,842,164
Value-added tax receivable	1,103,742	20,640,519
Prepayments of advertisement fee(2)	6,732,410	17,669,507
Prepayment for the use of contents(3)	—	7,166,442
Prepayment of office lease	—	5,609,752
Deposit to third-party advertising platforms(4)	—	5,000,000
Loans and advance to employees(5)	133,689	5,389,935
Prepayments of business insurance	—	2,996,381
Interest receivable	—	2,958,984
Lease deposits-current portion	—	1,017,056
Prepayments of IT service fee	2,081,844	705,580
Others	1,342,066	3,480,353
	14,728,734	120,365,506
Non-current
Long-term prepaid server fee	4,073,114	2,087,264
Long-term lease deposits	1,685,832	7,424,707
Prepayment for purchase of property and equipment	—	1,160,170
	5,758,946	10,672,141

(1)

Deposit to third party payment service providers represent cash prepaid to the Group’s third party on-line payment service providers, which will be used to settle the Group’s obligation for outstanding user loyalty payable or content procurement fee to professional third party media companies and freelancers. As of December 31, 2017 and 2018, no allowance for doubtful accounts was provided for the prepayment.

(2)

Prepayments of advertisement fee represent prepayments made to service providers for future services to promote the Company’s mobile applications through online advertising. Such service providers charge monthly expenses based on activities during the month, and once confirmed by the Company, the monthly expenses will be deducted from the prepayments already made by the Company. Prepayments of advertising fee is recorded when prepayments are made to service providers and are expensed as services are provided.

(3)	Prepayment for the use of contents represents the payment to the content providers for the use of the content on the Company’s mobile application for a periods from 6 to 12 month.
(4)

Deposit to third-party advertising platforms represents the deposit made to third-party advertising platforms that the Group provides agent and platform service by facilitating the advertising customers to select third-party advertising platforms to display the advertisements. The deposit is used to secure the timely payment of the agent and platform service fee received by the Group to the third-party platforms.

(5)

Loans and advance to employees consists of 1) loans to the employees of RMB2.9 million (US$0.4 million) for the payment of individual income tax for the granted options. These loans are interest free and will be repaid when the options are exercised; and 2) advance to employees of RMB2.5 million (US$0.4 million) for future travel and other business related purpose.